Equity - Narrative (Details)					1 Months Ended		3 Months Ended	10 Months Ended	12 Months Ended			24 Months Ended
		Apr. 04, 2023 shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021	Feb. 29, 2024 EUR (€) € / shares	Feb. 28, 2022 EUR (€)	Mar. 31, 2024	Nov. 10, 2023 shares	Dec. 31, 2023 EUR (€) shareClass installment vote € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€)
Shares of the Parent Company
Number of share classes | shareClass									1
Number of votes per share | vote									1
Par value per share | € / shares									€ 0
Share capital			€ 245,896,461.96						€ 245,896,461.96	€ 245,896,461.96
Increase (decrease) in number of ordinary shares issued (in shares) | shares									59,500,000	20,800,000
Cancellation of treasury shares (in shares) | shares								78,301,011	78,301,011	63,963,583
Shares held by group companies (in shares) | shares			45,281,539						87,895,712	45,281,539
Shares held by group companies (as a percent)			0.80%						1.60%	0.80%
Settlement of share-based payments (in shares) | shares									16,885,827	15,986,016	17,497,000
Repurchase of treasury shares, shares | shares								78,301,011		63,963,583
Cash target (as a percent)										30.00%
Dividend distribution, number of installments | installment									4
Dividend distribution, number of installments made in the year | installment									3
Dividends recognised as distributions to owners									€ 621,000,000	€ 354,000,000	€ 7,000,000
Expected cash outflow on redemption or repurchase of financial instruments						€ 600,000,000
Repurchase period						2 years
Repurchase of shares (as a percent)		10.00%
Acquisition of treasury shares	[1]								291,000,000	€ 312,000,000
Number of shares authorized for issue (in shares) | shares		550,000,000
Shares issued percentage		10.00%
Repurchase of shares authorized (in shares) | shares		550,000,000
First, second and third
Shares of the Parent Company
Dividends recognised as distributions to owners									€ 499,000,000
Four
Shares of the Parent Company
Dividends recognised as distributions to owners											€ 448,000,000
Bottom of range
Shares of the Parent Company
Cash target (as a percent)									10.00%
Top of range
Shares of the Parent Company
Cash target (as a percent)									15.00%
2024 AGM
Shares of the Parent Company
Dividends proposed (in EUR per share) | € / shares									€ 0.13
Dividends proposed									€ 730,000,000
2023 AGM
Shares of the Parent Company
Dividends proposed (in EUR per share) | € / shares										€ 0.12
Tranche one
Shares of the Parent Company
Repurchase of shares (as a percent)				1.10%
Acquisition of treasury shares										€ 300,000,000
Average purchase price (in EUR per share) | € / shares			€ 4.69							€ 4.69
Tranche two
Shares of the Parent Company
Repurchase of shares (as a percent)			1.40%
Acquisition of treasury shares									€ 300,000,000
Average purchase price (in EUR per share) | € / shares									€ 3.83
Annual general meeting current year
Shares of the Parent Company
Dividends paid (in EUR per share) | € / shares					€ 0.03				€ 0.09		€ 0.08
Dividends recognised as distributions to owners										€ 665,000,000
Annual general meeting current year | Fourth
Shares of the Parent Company
Dividends recognised as distributions to owners					€ 166,000,000
Forecast
Shares of the Parent Company
Share repurchase program, value												€ 600,000,000
Share repurchase program, term							2 years
Total shareholders’ equity
Shares of the Parent Company
Number of shares issued (in shares) | shares			5,632,297,576						5,613,496,565	5,632,297,576
Dividends recognised as distributions to owners									€ 611,000,000	€ 337,000,000	€ 0
Acquisition of treasury shares	[1]								€ 291,000,000	€ 312,000,000

[1]	Treasury shares have been acquired as part of the share buyback program announced on 3 February 2022 using the reserve for invested unrestricted equity. The shares repurchased in the first phase of the program between 14 February and 11 November 2022 were cancelled on 8 December 2022. The shares repurchased in the second phase of the program between 2 January and 10 November 2023 were cancelled on 30 November 2023. Refer to Note 5.1. Equity for more information.